Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:
Equipment	$446,189	$390,573
Computers	4,949	965
Office furniture	11,949	11,069
Leasehold improvements	22,000	23,461

	485,087	426,068

Accumulated depreciation:	359,539	334,410

Property and equipment, net	$125,548	$91,658

Depreciation expenses for the years ended December 31, 2022, 2021 and 2020 were $59,278, $55,076 and $63,095, respectively.